Disclosure of detailed information about reconciliation of consolidated statement of comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
REVENUE
Principal	$ 351,743	$ 332,291
Other partner revenue	24,502	16,353
Interest		0
Total Revenue	376,245	348,644
EXPENSES
Direct cost of revenue	322,341	302,094
Marketing and communications	1,460	1,843
Total Expenses	366,015	344,016
Finance income	666	213
Income before Income Taxes	10,896	4,841
NET INCOME	7,792	3,380
Loyalty Currency Retailing
REVENUE
Total Revenue	366,421	339,652
EXPENSES
Direct cost of revenue	321,615	301,492
Points Travel
REVENUE
Total Revenue	1,845	1,288
EXPENSES
Direct cost of revenue	$ 111	32
Under IFRS 15, Reconciliation of consolidated statement of comprehensive income | Loyalty Currency Retailing
REVENUE
Principal		1,726
Other partner revenue		(202)
Interest		0
Total Revenue		1,524
EXPENSES
Direct cost of revenue		1,524
Marketing and communications		0
Total Expenses		1,524
Finance income		0
Income before Income Taxes		0
NET INCOME		0
Under IFRS 15, Reconciliation of consolidated statement of comprehensive income | Points Travel
REVENUE
Principal		0
Other partner revenue		(213)
Interest		0
Total Revenue		(213)
EXPENSES
Direct cost of revenue		0
Marketing and communications		(213)
Total Expenses		(213)
Finance income		0
Income before Income Taxes		0
NET INCOME		0
Under IFRS 15, Reconciliation of consolidated statement of comprehensive income | Interest Reclassification
REVENUE
Principal		0
Other partner revenue		0
Interest		(213)
Total Revenue		(213)
EXPENSES
Direct cost of revenue		0
Marketing and communications		0
Total Expenses		0
Finance income		213
Income before Income Taxes		0
NET INCOME		0
As Originally Presented
REVENUE
Principal		330,565
Other partner revenue		16,768
Interest		213
Total Revenue		347,546
EXPENSES
Direct cost of revenue		300,570
Marketing and communications		2,056
Total Expenses		342,705
Finance income		0
Income before Income Taxes		4,841
NET INCOME		$ 3,380